 NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Core Plus Bond Fund

Supplement dated February 6, 2019
to the Summary Prospectus dated September 24, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective as of January 1, 2019, all references to, and information regarding, Andrew A. Johnson in the Summary Prospectus are deleted in their entirety.

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